STOCK OPTIONS AND WARRANTS (Details 5) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allocated Share-based Compensation Expense	$ 1,916	$ 1,829	$ 2,297	$ 2,272	$ 2,080
Cost of Sales [Member]
Allocated Share-based Compensation Expense	273	221	286	319	375
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	907	627	764	698	573
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 736	$ 981	$ 1,247	$ 1,255	$ 1,132